Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Interest on Bank loans	¥ 2,540	¥ 1,677	¥ 3,094
Other loans	8,092	14,342	15,476
Lease liabilities	5,419	6,297	7,476
Accretion expense (Note 33)	4,696	5,107	5,525
Less: Amounts capitalized	(1,008)	(895)	(1,162)
Interest expense	¥ 19,739	¥ 26,528	¥ 30,409